Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue
17. Revenue

Revenue is analyzed as follows:

	Years Ended December 31,
	2021	2020
Sales of goods	$6,695,240	$882,652
Sales of services	373,602	-
Total revenue from contracts with customers	$7,068,842	$882,652

The timing of revenue recognition is analyzed as follows:

	Years Ended December 31,
Timing of revenue recognition	2021	2020
Revenue recognized at a point in time	$6,409,259	$795,033
Revenue recognized over time	659,583	87,619
Total revenue from contracts with customers	$7,068,842	$882,652

As of December 31, 2021, and 2020 contract assets were $1,617,231 and $85,930, respectively and contract liabilities were $1,118,130 and $167,761, respectively.